Intangible Assets, Net - Schedule of Intangible Asset, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Asset, Net [Line Items]
Carrying amount	$ 1,361	$ 1,380
Accumulated amortization	(854)	(728)
Net carrying amount	507	652
Purchased Software [Member]
Schedule of Intangible Asset, Net [Line Items]
Carrying amount	1,082	1,099
Accumulated amortization	(607)	(507)
Net carrying amount	475	592
Trademarks [Member]
Schedule of Intangible Asset, Net [Line Items]
Carrying amount	111	112
Accumulated amortization	(101)	(91)
Net carrying amount	10	21
Licensed Copyrights [Member]
Schedule of Intangible Asset, Net [Line Items]
Carrying amount	168	169
Accumulated amortization	(146)	(130)
Net carrying amount	$ 22	$ 39